Summary of Significant Accounting Policies (Nature of Operations) (Narrative) (Details) $ in Billions	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 05, 2019	Mar. 29, 2019	Dec. 31, 2019 CAD ($) MW Customers km	Dec. 20, 2019
EUS | Disposition
Nature of operations [Line items]
Disposition, Name				EUS
Description and Timing and Disposition				EUS ceased operations on September 30, 2019
New England Gas Generating Facilities | Disposition
Nature of operations [Line items]
Disposition, Name		New England Gas Generation
Description and Timing and Disposition		The NEGG assets were classified as held for sale at December 31, 2018 and the Company ceased depreciation of these assets on November 27, 2018.
Segment that Includes Disposition		Other reportable segment
Bayside Power Limited Partnership | Disposition
Nature of operations [Line items]
Disposition, Name	Bayside facility
Segment that Includes Disposition	Other reportable segment
Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			Emera’s investments in other energy-related non-regulated companies (included within the Other reportable segment) include the following: Emera Energy, which consists of: Emera Energy Services (“EES”), a physical energy business that purchases and sells natural gas and electricity and provides related energy asset management services; Brooklyn Power Corporation (“Brooklyn Energy”), a 30 MW biomass co-generation electricity facility in Brooklyn, Nova Scotia; and a 50.0 per cent joint venture interest in Bear Swamp Power Company LLC (“Bear Swamp”), a 600 MW pumped storage hydroelectric facility in northwestern Massachusetts. Emera Reinsurance Limited, a captive insurance company providing insurance and reinsurance to Emera and certain affiliates, to enable more cost-efficient management of risk and deductible levels across Emera; Emera US Finance LP (“Emera Finance”) and TECO Finance, Inc. (“TECO Finance”), financing subsidiaries of Emera; Emera US Holdings Inc., a wholly owned holding company for certain of Emera’s assets located in the United States; and other investments.
Operating | Other Electric Utilities
Nature of operations [Line items]
Segment that Includes Disposition			Other Electric Utilities
Operating | Other Electric Utilities | Held for sale
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			, a regulated electric transmission and distribution utility, serving approximately 159,000 customers in the state of Maine. On March 25, 2019, Emera announced an agreement to sell Emera Maine. The transaction is expected to close in early 2020, subject to approval of the Maine Public Utilities Commission (“MPUC”).
Number of Customers			159,000
Disposition, Name			Emera Maine
Description and Timing and Disposition			On March 25, 2019, Emera announced an agreement to sell Emera Maine. The transaction is expected to close in early 2020, subject to approval of the Maine Public Utilities Commission (“MPUC”)
Operating | Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			At December 31, 2019, Emera’s investments in other energy-related non-regulated companies (included within the Other reportable segment) include the following: Emera Energy, which consists of: Emera Energy Services (“EES”), a physical energy business that purchases and sells natural gas and electricity and provides related energy asset management services; Brooklyn Power Corporation (“Brooklyn Energy”), a 30 MW biomass co-generation electricity facility in Brooklyn, Nova Scotia; and a 50.0 per cent joint venture interest in Bear Swamp Power Company LLC (“Bear Swamp”), a 600 MW pumped storage hydroelectric facility in northwestern Massachusetts. Emera Reinsurance Limited, a captive insurance company providing insurance and reinsurance to Emera and certain affiliates, to enable more cost-efficient management of risk and deductible levels across Emera; Emera US Finance LP (“Emera Finance”) and TECO Finance, Inc. (“TECO Finance”), financing subsidiaries of Emera; Emera US Holdings Inc., a wholly owned holding company for certain of Emera’s assets located in the United States; and other investments.
Maritimes and Northeast Pipline | Gas Utilities and Infrastructure
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage			12.90%
St. Lucia Electricity Services Limited | Operating | Other Electric Utilities
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage			19.10%
Dominica Electricity Services Ltd. | Operating | Other Electric Utilities
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage			51.90%
Number of Customers			31,000
Tampa Electric | Operating | Florida Electric Utility
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			Tampa Electric, a vertically integrated regulated electric utility, serving approximately 779,000 customers in West Central Florida
Number of Customers			779,000
Nova Scotia Power Inc. | Operating | Canadian Electric Utilities
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			Nova Scotia Power Inc. (“NSPI”), a vertically integrated regulated electric utility and the primary electricity supplier in Nova Scotia, serving approximately 523,000 customers
Number of Customers			523,000
Emera Newfoundland and Labrador Holdings Inc. | Operating | Canadian Electric Utilities
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			Emera Newfoundland & Labrador Holdings Inc. (“ENL”), consisting of two transmission investments related to an 824 megawatt (“MW”) hydroelectric generating facility at Muskrat Falls on the Lower Churchill River in Labrador being developed by Nalcor Energy and forecasted to be generating full power in the second half of 2020. ENL’s two investments are: a 100 per cent investment in NSP Maritime Link Inc. (“NSPML”), which developed the Maritime Link Project, a $1.6 billion transmission project, including two 170-kilometre sub-sea cables, connecting the island of Newfoundland and Nova Scotia. This project went in service on January 15, 2018; and a ##D<LIL_%Ownership> per cent investment in the partnership capital of Labrador-Island Link Limited Partnership (“LIL”), a $3.7 billion electricity transmission project in Newfoundland and Labrador to enable the transmission of Muskrat Falls energy between Labrador and the island of Newfoundland. Construction of the LIL has been completed and Nalcor recognized the first flow of energy from Labrador to Newfoundland in June 2018. Nalcor continues to work towards commissioning the LIL, which is forecasted to be in 2020.
Public Utilities Property Plant And Equipment Generation Capacity | MW			824
Emera Newfoundland and Labrador Holdings Inc. | NSP Maritime Link Inc. | Operating | Canadian Electric Utilities
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage			100.00%
Public Utilities, Equipment, Transmission and Distribution | $			$ 1.6
Length Of Pipeline | km			170
Emera Newfoundland and Labrador Holdings Inc. | Labrador-Island Link Limited Partnership | Operating | Canadian Electric Utilities
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage			49.50%
Public Utilities, Equipment, Transmission and Distribution | $			$ 3.7
Emera (Caribbean) Incorporated | Operating | Other Electric Utilities
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			Emera (Caribbean) Incorporated (“ECI”), a holding company with regulated electric utilities that include: The Barbados Light & Power Company Limited (“BLPC”), a vertically integrated regulated electric utility on the island of Barbados, serving approximately 131,000 customers; Grand Bahama Power Company Limited (“GBPC”), a vertically integrated regulated electric utility on Grand Bahama Island, serving approximately 18,000 customers. On September 1, 2019, Grand Bahama Island was struck by Hurricane Dorian, causing significant damage. Refer to note ##NRM and ##NGW for further details; a 51.9 per cent interest in Dominica Electricity Services Ltd. (“Domlec”), a vertically integrated regulated electric utility on the island of Dominica, serving approximately 31,000 customers; and a 19.1 per cent equity interest in St. Lucia Electricity Services Limited (“Lucelec”), a vertically integrated regulated electric utility on the island of St. Lucia.
Barbados Light and Power Company Limited | Operating | Other Electric Utilities
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			The Barbados Light & Power Company Limited (“BLPC”), a vertically integrated regulated electric utility on the island of Barbados, serving approximately 131,000 customers;
Number of Customers			131,000
Grand Bahama Power Company Limited | Operating | Other Electric Utilities
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			Grand Bahama Power Company Limited (“GBPC”), a vertically integrated regulated electric utility on Grand Bahama Island, serving approximately 18,000 customers. On September 1, 2019, Grand Bahama Island was struck by Hurricane Dorian, causing significant damage. Refer to note ##NRM and ##NGW for further details;
Number of Customers			18,000
Dominica Electricity Services Ltd. | Operating | Other Electric Utilities
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			a 51.9 per cent interest in Dominica Electricity Services Ltd. (“Domlec”), a vertically integrated regulated electric utility on the island of Dominica, serving approximately 31,000 customers
Peoples Gas System Division
Nature of operations [Line items]
Length Of Pipeline | km			800
Peoples Gas System Division | Gas Utilities and Infrastructure
Nature of operations [Line items]
Number of Customers			406,000
Peoples Gas System Division | Operating | Gas Utilities and Infrastructure
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			Peoples Gas System (“PGS”), a regulated gas distribution utility, serving approximately 406,000 customers across Florida;
New Mexico Gas Company | Gas Utilities and Infrastructure
Nature of operations [Line items]
Number of Customers			534,000
New Mexico Gas Company | Operating | Gas Utilities and Infrastructure
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			New Mexico Gas Company, Inc. (“NMGC”), a regulated gas distribution utility, serving approximately 534,000 customers in New Mexico;
SeaCoast Gas Transmission, LLC | Operating | Gas Utilities and Infrastructure
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			SeaCoast Gas Transmission, LLC (“SeaCoast”), a regulated intrastate natural gas transmission company offering services in Florida
Emera Brunswick Pipeline Company Limited | Gas Utilities and Infrastructure
Nature of operations [Line items]
Length Of Pipeline | km			145
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life			25 years
Emera Brunswick Pipeline Company Limited | Operating | Gas Utilities and Infrastructure
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			Emera Brunswick Pipeline Company Limited (“Brunswick Pipeline”), a 145-kilometre pipeline delivering re-gasified liquefied natural gas (“LNG”) from Saint John, New Brunswick to the United States border under a 25-year firm service agreement with Repsol Energy Canada, which expires in 2034
Emera Energy | Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			Emera Energy Services (“EES”), a physical energy business that purchases and sells natural gas and electricity and provides related energy asset management services; Brooklyn Power Corporation (“Brooklyn Energy”), a 30 MW biomass co-generation electricity facility in Brooklyn, Nova Scotia; and a 50.0 per cent joint venture interest in Bear Swamp Power Company LLC (“Bear Swamp”), a 600 MW pumped storage hydroelectric facility in northwestern Massachusetts.
Emera Energy | Bear Swamp Power Company LLC | Other
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage			50.00%
Public Utilities Property Plant And Equipment Generation Capacity | MW			600
Emera Energy Services | Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			Emera Energy Services (“EES”), a physical energy business that purchases and sells natural gas and electricity and provides related energy asset management services;
Brooklyn Power Corporation | Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			Brooklyn Power Corporation (“Brooklyn Energy”), a 30 MW biomass co-generation electricity facility in Brooklyn, Nova Scotia;
Emera Reinsurance Limited | Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			Emera Reinsurance Limited, a captive insurance company providing insurance and reinsurance to Emera and certain affiliates, to enable more cost-efficient management of risk and deductible levels across Emera;
Emera US Finance LP | Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			financing subsidiaries of Emera;
TECO Finance, Inc. | Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			financing subsidiaries of Emera;
Emera US Holdings Inc. | Other
Nature of operations [Line items]
Segment Reporting, Additional Information about Entity's Reportable Segments			Emera US Holdings Inc., a wholly owned holding company for certain of Emera’s assets located in the United States; and